7. ASSET RETIREMENT OBLIGATIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations	$ 138,049	$ 139,623
Accretion expense	$ 10,545	$ 10,487	$ 7,500